NICHOLAS INCOME FUND, INC.
                                                       August 20, 2001
Report to Fellow Shareholders:

     Deteriorating equity markets and Federal Reserve Board rate cuts pushed bond prices higher during the first half of 2001. In addition, abating fears of an economic collapse and issuer defaults have lead to positive returns for high yield bonds and a narrowing of the spread between high yield and corporate grade bonds.

     Returns for Nicholas Income Fund and selected indices are provided in the chart below for the periods ended June 30, 2001.


                                                                Average Annual Total Return*
                                                 6 Months     1 Year       5 Years      10 Years     15 Years
Nicholas Income Fund, Inc.
(Distributions Reinvested)                         5.46%      (3.85)%       2.68%        6.28%         6.55%
Lehman Brothers U.S. Corporate
Intermediate High Yield Bond Index                 3.02%      (2.43)%       3.88%        8.42%         8.10%
Morningstar High Yield Bond Funds Category         1.42%      (5.40)%       2.71%        7.74%         6.88%
Consumer Price Index (Inflation)                   1.89%        3.31%       2.56%        2.71%         3.29%
Ending value of $10,000 invested in Nicholas
Income Fund, Inc. (Distributions Reinvested)     $10,546      $9,615      $11,415       $18,384      $25,912

     As of June 30, 2001 the portfolio had 35 bond issuers, which comprised 85.49% of net assets and were allocated by industry as follows: 9.27% in communication services, 31.68% in consumer cyclicals, 18.47% in consumer staples, 4.96% in financials, 11.98% in health care and 9.13% in various other industries.

     As a result of the reduction in bond yields, the Fund's 30-day annualized yield fell to 10.90%* as of June 30, 2001 compared to 14.97% at December 31, 2000. We believe high-yield bonds are fairly priced in today's market. Liquidity has returned to the market, as companies are able to raise money for debt repayment or capital expenditures. Economic conditions are wavering at the moment; however, the recent Federal Reserve Board rate cuts should stabilize the economy and hopefully boost economic activity in 2002.

     Thank you for your continued interest in the Nicholas Income Fund.

     Sincerely,


     /s/ Albert O. Nicholas                  /s/ David O. Nicholas
     Albert O. Nicholas                      David O. Nicholas
     Co-Portfolio Manager                    Co-Portfolio Manager


*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.


Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------

                                              Six Months
                                            Ended 06/30/01           Year ended December 31,
                                                             ---------------------------------------
                                             (unaudited)     2000     1999     1998     1997     1996
                                            --------------   ----     ----     ----     ----     ----

NET ASSET VALUE, BEGINNING OF PERIOD            $2.40        $3.06   $3.39     $3.69    $3.53    $3.42

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .12          .31     .33       .32      .30      .30
  Net gain (loss) on securities
   (realized and unrealized)                      .01         (.66)   (.33)    (.30)      .15      .11
                                               ------        -----    -----    -----    -----    -----
     Total from investment operations            .13          (.35)   ----       .02      .45      .41
                                               ------        -----    -----    -----    -----    -----
  LESS DISTRIBUTIONS: ***
  From net investment income                     (.06)       (.31)    (.33)     (.32)    (.29)    (.30)
                                               ------        -----    -----    -----    -----     -----
NET ASSET VALUE, END OF PERIOD                  $2.47        $2.40    $3.06      $3.39    $3.69   $3.53
                                               ------        -------  -------  -------  ------   ------
                                               ------        -------  -------  -------  ------   ------

TOTAL RETURN                                    5.46**     (12.13)%   (0.07)%    0.47%   13.13%   12.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $123.2        $125.5   $202.8    $239.4   $254.2    $185.7
Ratio of expenses to average net assets          .61%*        .57%     .50%      .48%     .50%      .55%
Ratio of net investment income
  to average net assets                         9.17%*      10.43%    9.81%      8.69%    8.29%     8.55%
Portfolio turnover rate                        74.38%*      18.57%    47.2%      49.3%    32.2%     33.2%



  * Annualized.
 ** Not annualized.
*** No capital gains were distributed for the periods presented.

        The accompanying notes to financial statements are an
        integral part of these statements.
-----------------------------------------------------------------------------
TOP TEN ISSUERS
June 30, 2001 (unaudited)
-----------------------------------------------------------------------------

                                            Percentage of
     Name                                    Net Assets
     ----                                   ------------
KinderCare Learning Centers, Inc.............   6.43%
Fisher Scientific International Inc..........   6.39%
Perkins Family Restaurants, L.P..............   6.17%
United Rentals (North America), Inc..........   6.01%
Brown Shoe Company, Inc......................   4.82%
Stater Bros. Holdings Inc....................   4.60%
Fleming Companies, Inc.......................   4.57%
Conseco, Inc. ...............................   4.43%
Kmart Corporation ...........................   3.17%
Sequa Corporation............................   2.83%
                                               ------
Total of top ten ............................  49.42%
                                               ------
                                               ------
Schedule of Investments
June 30, 2001
                                                              Quoted
   Shares or                                                  Market
   Principal                                                  Value
    Amount                                                   (Note A)
   ----------                                               ---------

NON-CONVERTIBLE BONDS - 82.93%
               Basic Materials - 0.77%
  $1,000,000   Buckeye Technologies Inc.
                8.00%, 10/15/10 .......................... $    950,000
                                                          -------------
               Capital Goods - 2.07%
   5,000,000   Tenneco Automotive Inc.
                11.625%, 10/15/09 ........................    2,550,000
                                                          -------------
               Communication Equipment - 2.73%
   4,500,000   Lucent Technologies Inc.
                7.25%, 07/15/06 ..........................    3,368,997
                                                          -------------
               Communication Services - 9.27%
   3,000,000   Adelphia Communications Corporation
                9.875%, 03/01/07 .........................    2,970,000
   1,500,000   Charter Communications Holdings, LLC
                8.25%, 04/01/07 ..........................    1,421,250
   5,000,000   Level 3 Communications, Inc.
                9.125%, 05/01/08 .........................    2,075,000
   3,000,000   McLeodUSA Incorporated
                11.375%, 01/01/09 ........................    1,890,000
   5,000,000   NEXTLINK Communications, Inc.
                9.625%, 10/01/07 .........................    1,450,000
   4,000,000   Williams Communications Group, Inc.
                10.875%, 10/01/09 ........................    1,620,000
                                                          -------------
                                                             11,426,250
                                                          -------------
               Consumer Cyclicals - Products - 9.97%
   6,000,000   Brown Shoe Company, Inc.
                9.50%, 10/15/06 ..........................    5,940,000
   2,000,000   Hasbro, Inc.
                8.50%, 03/15/06 ..........................    1,929,326
   3,000,000   Polaroid Corporation *
                11.50%, 02/15/06 .........................      930,000
   3,500,000   Sequa Corporation
                9.00%, 08/01/09 ..........................    3,482,500
                                                          -------------
                                                             12,281,826
                                                          -------------
               Consumer Cyclicals - Retail - 6.99%
   3,000,000   Dillard Department Stores, Inc.
                7.375%, 06/01/06 .........................    2,793,159
   2,000,000   J.C. Penney Company, Inc.
                7.375%, 06/15/04 .........................    1,917,534
   4,000,000   Kmart Corporation
                8.375%, 12/01/04 .........................    3,907,876
                                                          -------------
                                                              8,618,569
                                                          -------------
               Consumer Cyclicals - Services - 14.72%
   8,000,000   KinderCare Learning Centers, Inc.
                9.50%, 02/15/09 ..........................    7,920,000
   3,000,000   The SeviceMaster Company
                7.875%, 08/15/09 .........................    2,817,213
   8,000,000   United Rentals (North America), Inc.
                9.00%, 04/01/09 ..........................    7,400,000
                                                           ------------
                                                             18,137,213
                                                           ------------
               Consumer Staples -
                Drug, Retail, Food & Beverage - 15.34%
   1,500,000   Fleming Companies, Inc.
                10.50%, 12/01/04 .........................    1,530,000
   4,000,000   Fleming Companies, Inc.
                10.625%, 07/31/07 ........................    4,100,000
   8,000,000   Perkins Family Restaurants, L.P.
                10.125%, 12/15/07 ........................    7,600,000
   6,000,000   Stater Bros. Holdings Inc.
                10.75%, 08/15/06 .........................    5,670,000
                                                          -------------
                                                             18,900,000
                                                          -------------
               Consumer Staples -
                Media & Entertainment - 3.13%
   2,500,000   Emmis Communications Corporation
                8.125%, 03/15/09 .........................    2,350,000
   1,500,000   Sinclair Broadcast Group, Inc.
                10.00%, 09/30/05 .........................    1,507,500
                                                          -------------
                                                              3,857,500
                                                          -------------
               Financial - Banks, Diversified
                Financials & Insurance - 4.96%
   1,000,000   Conseco Finance Corp.
                10.25%, 06/01/02 .........................      970,000
   4,000,000   Conseco, Inc.
                8.75%, 02/09/04 ..........................    3,780,000
     750,000   Dana Credit Corporation
                8.375%, 08/15/07 .........................      650,471
     750,000   Green Tree Financial Corporation
                6.50%, 09/26/02 ..........................      705,000
                                                          -------------
                                                              6,105,471
                                                          -------------
               Health Care - Products -  2.85%
   2,000,000   Apogent Technologies Inc.
                8.00%, 04/01/11 ..........................    2,048,916
   1,500,000   Boston Scientific Corporation
                6.625%, 03/15/05 .........................    1,464,778
                                                           ------------
                                                              3,513,694
                                                           ------------
               Health Care - Services - 7.58%
   1,500,000   Columbia/HCA Healthcare Corporation
                7.25%, 05/20/08 ..........................    1,458,239
   8,000,000   Fisher Scientific International Inc.
                9.00%, 02/01/08 ..........................    7,880,000
                                                           ------------
                                                              9,338,239
                                                           ------------
               Technology - Communication
                Equipment - 0.58%
     750,000   Motorola, Inc.
                7.60%, 01/01/07 ..........................      718,817
                                                           ------------
               Technology - Hardware - 0.79%
   1,000,000   Apple Computer, Inc.
                6.50%, 02/15/04 ..........................      973,750
                                                           ------------
               Technology - Services - 1.18%
   1,500,000   Unisys Corporation
                8.125%, 06/01/06 .........................    1,458,750
                                                           ------------
                     TOTAL NON-CONVERTIBLE BONDS
                      (cost $116,704,047) ................  102,199,076
                                                           ------------
CONVERTIBLE BONDS - 2.56%
               Communication Equipment - 1.01%
   2,750,000   Conexant Systems, Inc.
                4.00%, 02/01/07 ..........................    1,240,938
                                                          -------------
               Health Care - Services - 1.55%
   2,000,000   Total Renal Care Holdings, Inc.
                7.00%, 05/15/09 ..........................    1,912,500
                                                          -------------
                     TOTAL CONVERTIBLE BONDS
                      (cost $3,279,375) ..................    3,153,438
                                                          -------------
STOCK - 1.01%
               Financial - Real Estate
                Investment Trusts - 1.01%
      96,628   National Health Realty, Inc.
                      (cost $1,152,096) ..................    1,236,838
                                                          -------------
SHORT-TERM INVESTMENTS - 11.70%
               Commercial Paper - 9.53%
  $3,000,000   Sprint Corporation
                4.18%, due July 6, 2001 .................. $  2,998,607
   4,750,000   Fiserv, Inc.
                4.25%, due July 9, 2001 ..................    4,746,075
   1,500,000   Marcus Corporation
                4.05%, due July 11, 2001 .................    1,498,481
   2,500,000   Marcus Corporation
                4.10%, due July 13, 2001 .................    2,496,868
                                                           ------------
                                                             11,740,031
                                                           ------------
                Variable Rate Demand Note - 2.17%
   2,677,245    Firstar Bank U.S.A., N.A.
                 3.42%, due July 2, 2001 .................    2,677,245
                                                           ------------
                   TOTAL SHORT-TERM INVESTMENTS
                    (cost $14,397,727) ...................   14,417,276
                                                           ------------
                   TOTAL INVESTMENTS
                    (cost $135,533,245) - 98.20% .........  121,006,628
                                                           ------------
               OTHER ASSETS,
                NET OF LIABILITIES - 1.80% ...............    2,223,607
                                                           ------------
                   TOTAL NET ASSETS
                     (Basis of percentages
                     disclosed above) - 100.00% .......... $123,230,235
                                                           ============
* Subsequent to the date of this report this security was listed as non-income producing.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2001 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value
      (cost $135,533,245) (Note A) ...........................    $ 121,006,628
     Interest and dividends receivable .......................        3,300,807
                                                                  -------------
               Total assets ...................................     124,307,435
                                                                  -------------

LIABILITIES:
     Payables -
          Investment securities purchased                              977,333
          Management fee (Note B)                                       44,714
          Other payables and accrued expenses                           55,153
                                                                  ------------
               Total liabilities                                     1,077,200
                                                                  ------------
               Total net assets                                   $123,230,235
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
     Fund shares issued and outstanding                           $188,291,595
     Net unrealized depreciation on investments (Note C)           (14,546,166)
     Accumulated net realized loss on investments                  (54,113,839)
     Accumulated undistributed net investment income                 3,598,645
                                                                  ------------
                                                                  $123,230,235
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price
    ($123,230,235 ./. 49,977,418 shares outstanding)                     $2.47
                                                                        ------
                                                                        ------



        The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2001 (unaudited)
----------------------------------------------------------------------------

INCOME: (Note A)
     Interest                                                       $ 6,321,662
     Dividends                                                           85,770
                                                                    -----------
            Total income                                              6,407,432
                                                                    -----------
EXPENSES:
     Management fee (Note B)                                            269,337
     Transfer agent fees                                                 48,990
     Legal fees                                                          20,193
     Registration fees                                                   19,091
     Audit and tax consulting fees                                       10,250
     Postage and mailing                                                  8,911
     Printing                                                             5,971
     Directors' fees                                                      4,000
     Pricing service                                                      3,476
     Custodian fees                                                       3,273
     Other operating expenses                                             3,897
                                                                    -----------
            Total expenses                                              397,389
                                                                    -----------
            Net investment income                                     6,010,043
                                                                    -----------

NET REALIZED LOSS ON INVESTMENTS                                   (23,787,217)

NET DECREASE IN UNREALIZED DEPRECIATION ON INVESTMENTS              24,280,139
                                                                    -----------
            Net realized and unrealized gain on investments            492,922
                                                                    -----------
            Net increase in net assets resulting from operations    $6,502,965
                                                                     ----------
                                                                    -----------

        The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2001 (unaudited) and the year ended December 31, 2000
----------------------------------------------------------------

                                                                              2001                 2000
                                                                          -------------         ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                               $  6,010,043           $ 16,545,680
     Net realized loss on investments                                     (23,787,217)           (19,345,819)
     Net increase (decrease) in unrealized appreciation on investments     24,280,139            (16,632,161)
                                                                         ------------           ------------
          Net increase (decrease) in net assets resulting
           from operations                                                  6,502,965            (19,432,300)
                                                                         ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distribution from net investment income                               (3,008,688)           (16,689,822)
                                                                         ------------           ------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (6,674,481 and 9,558,245 shares,
       respectively)                                                       17,082,098             26,688,181
     Reinvestment of distributions
       (930,408 and 4,720,147 shares, respectively)
     Cost of shares redeemed (9,872,953 and 28,347,808 shares,             2,260,891             12,573,396
       respectively)                                                      (25,086,870)           (80,434,284)
                                                                        -------------           ------------
            Decrease in net assets derived from
            capital share transactions                                     (5,743,881)           (41,172,707)
                                                                         ------------           ------------
          Total decrease in net assets                                     (2,249,604)           (77,294,829)
                                                                         ------------           ------------

NET ASSETS:
     Beginning of period                                                  125,479,839            202,774,668
                                                                         ------------           ------------
     End of period                                                       $123,230,235           $125,479,839
                                                                         ------------           ------------
                                                                         ------------           ------------



        The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
---------------------------------------------------------

                                              Net Investment
                                   Net           Income         Growth of An
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------
November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987............     3.64           0.4660            22,560
December 31, 1988............     3.68           0.3710            25,164
December 31, 1989............     3.44           0.3830            26,155
December 31, 1990............     3.01           0.3970            25,886
December 31, 1991............     3.34           0.3460            31,853
December 31, 1992............     3.38           0.2955            35,143
December 31, 1993............     3.52           0.2890            39,695
December 31, 1994............     3.21           0.3010            39,626
December 31, 1995............     3.42           0.2950            46,029
December 31, 1996............     3.53           0.2960            51,721
December 31, 1997............     3.69           0.2903            58,514
December 31, 1998............     3.39           0.3155            58,788
December 31, 1999............     3.06           0.3312            58,749
December 31, 2000............     2.40           0.3060            51,620
June 30, 2001................     2.47           0.0600(a)         54,437

    The Fund distributed no capital gains for the time periods listed.


 *  Initial date under Nicholas Company, Inc. management.
**  Assuming reinvestment of distributions.

(a) Paid $0.0600 in net investment income on April 25, 2001 to shareholders of record on April 24, 2001.



The accompanying notes to financial statements are an integral part of this statement.

Notes to Financial Statements
June 30, 2001 (unaudited)
------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

     Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the last bid price is used. U.S. Treasury Bills and commercial paper, if any, are stated at amortized cost. Variable rate demand notes are valued at cost which approximates market value. Investments for which market quotations are not readily available are valued at their fair value.

     Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid on a quarterly basis. Net realized gain on investments, if any, are declared and distributed at least annually.

     Income taxes -- No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all net investment income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes.

     Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Revised guide -- The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required the Fund will begin amortizing premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Note B -- Management Fees

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

Note C -- Investment portfolio transactions:

     At June 30, 2001, the net unrealized depreciation was as follows (the Fund's book and federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
               investments in which there was an excess of
               value over tax cost.........................      $  1,571,347

              Aggregate gross unrealized depreciation for all
               investments in which there was an excess of
               tax cost over value.........................       (16,117,513)
                                                                  -----------
                    Net unrealized depreciation............      $(14,546,166)
                                                                  -----------
                                                                  -----------

    As of June 30, 2001 the Fund has approximately $54,114,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $1,505,000 will expire in 2003, $9,476,000 in 2007, $19,346,000 in 2008 and $23,787,000 in 2009.

     For the six months ended June 30, 2001, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $42,059,473 and $40,077,833, respectively.

OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS, President and Director

JAY H. ROBERTSON, Director

MELVIN L. SCHULTZ, Director

DAVID L. JOHNSON, Executive Vice President

THOMAS J. SAEGER, Executive Vice President and Secretary

JEFFREY T. MAY, Senior Vice President and Treasurer

DAVID O. NICHOLAS, Senior Vice President

CANDACE L. LESAK, Vice President

KATHLEEN A. EVANS, Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
FIRSTAR INSTITUTIONAL CUSTODY SERVICES
Cincinnati, Ohio

Auditors
DELOITTE & TOUCHE LLP
Chicago, Illinois

Counsel
MICHAEL, BEST & FRIEDRICH LLP
Milwaukee, Wisconsin



This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMIANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2001